EXPLORATION, EVALUATION AND DEVELOPMENT - Disclosure of detailed information about exploration, evaluation and development expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 23.4	$ 19.4
Depreciation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	0.5	0.8
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	0.5	0.2
Employee costs [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	4.6	2.5
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	11.4	8.6
Evaluation and development employee costs [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	2.7	2.9
Direct evaluation and development expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 3.7	$ 4.4